Cover Page	Jul. 02, 2021	Feb. 08, 2021
Document Information [Line Items]
Amendment Flag		false
Entity Registrant Name		XCEL ENERGY INC
Entity Central Index Key		0000072903
Entity Incorporation, State or Country Code		MN
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
SOUTHWESTERN PUBLIC SERVICE CO [Member]
Document Information [Line Items]
Entity Registrant Name		NORTHER STATES POWER CO /WI/
Entity Central Index Key		0000072909
Entity Incorporation, State or Country Code		WI
Entity Address, Address Line One	1414 West Hamilton Avenue
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	(715)
Local Phone Number	839-2625
Northern States Power Co. WISC
Document Information [Line Items]
Entity File Number	001-03140
Entity Tax Identification Number	39-0508315